Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2016
Purchased software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Purchased software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Other intangible assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Other intangible assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Software development costs | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Software development costs | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years